Right-of-use assets and Lease liabilities	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]
Nota 14	Right-of-use assets and Lease liabilities

14.1	Right-of-use assets

Reconciliation of changes in right-of-use assets as of December 31, 2020, net value	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Office equipment	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Constructions in progress	Machinery, plant and equipment	Buildings, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	-	25,742	-	3,356	-	-	-	-	-	-	-	8,066	37,164
Additions	-	1,782	-	-	-	-	-	-	-	-	-	121	1,903
Depreciation expenses	-	(3,535)	-	(877)	-	-	-	-	-	-	-	(4,019)	(8,431)
Other increases / decreases	-	(612)	-	-	-	-	-	-	-	-	-	-	(612)
Total changes	-	(2,365)	-	(877)	-	-	-	-	-	-	-	(3,898)	(7,140)
Closing balance	-	23,377	-	2,479	-	-	-	-	-	-	-	4,168	30,024

Reconciliation of changes in right-of-use assets as of December 31, 2019, net value	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Office equipment	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Constructions in progress	Machinery, plant and equipment	Buildings, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	-	-	-	-	-	-	-	-	-	-	-	-	-
Initial recognition of IFRS 16	-	29,289	-	3,893	-	-	-	-	-	-	-	11,933	45,115
Balance recognized in IFRS 16	-	29,289	-	3,893	-	-	-	-	-	-	-	11,933	45,115
Depreciation expenses	-	(3,547)	-	(537)	-	-	-	-	-	-	-	(3,867)	(7,951)
Total changes	-	(3,547)	-	(537)	-	-	-	-	-	-	-	(3,867)	(7,951)
Closing balance	-	25,742	-	3,356	-	-	-	-	-	-	-	8,066	37,164

The Company’s lease activities included the following aspects:
(a)	The nature of the Company’s lease activities is related to contracts focused primarily on business operations, mainly rights-of-use to equipment and real estate,
(b)	The Company does not estimate any significant future cash outflows that would potentially expose the Company, and these are likewise not reflected in the measurement of lease liabilities, related to concepts such as: (i) Variable lease payments, (ii) Expansion options and termination options, (iii) Guaranteed residual value and (iv) Leases not yet undertaken but committed by the Company.
(c)	These are not subject to restrictions or agreements imposed by contracts.

There were no sales transactions with leases later in the period.

14.2	Lease liabilities

	As of December 31, 2020		As of December 31, 2019
Lease liabilities	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$
Lease liabilities	5,528	25,546	7,694	30,203
Total	5,528	25,546	7,694	30,203

i)
Current and non-current lease liabilities

Debtor			Creditor			Contract	Type of	Maturity
Tax ID No.	Company	Country	TAX ID No.	Supplier	Country	indexation unit	amortization	date	Effective rate
79.626.800-K	SQM Salar S.A.	Chile	83.776.000-3	Empresa Constructora Contex Ltda	Chile	UF	Monthly	03-31-2021	0%
79.626.800-K	SQM Salar S.A.	Chile	76.146.110-9	Transportes, Construcción y Servicios Cribach Ltda	Chile	Peso	Monthly	09-01-2020	8.93%
79.626.800-K	SQM Salar S.A.	Chile	76.065.017-K	SKM Industrial Ltda.	Chile	Peso	Monthly	06-01-2022	8.93%
79.626.800-K	SQM Salar S.A.	Chile	96.862.140-8	Ameco Chile S.A.	Chile	Peso	Monthly	04-24-2021	4.07%
79.947.100-0	SQM Industrial S.A.	Chile	96.856.400-5	El Trovador S.A.	Chile	UF	Monthly	02-08-2030	3.10%
79.947.100-0	SQM Industrial S.A.	Chile	76.976.580-8	Sociedad Comercial Grandleasing Chile Ltda	Chile	UF	Monthly	08-26-2024	2.72%
79.768.170-9	Soquimich Comercial S.A.	Chile	76.729.932-K	SAAM Logistics S.A.	Chile	UF	Monthly	08-01-2022	0.81%
79.768.170-9	Soquimich Comercial S.A.	Chile	91.577.000-2	Muelles de Penco S.A.	Chile	UF	Monthly	07-06-2023	1.30%
79.768.170-9	Soquimich Comercial S.A.	Chile	91.577.000-2	Muelles de Penco S.A.	Chile	UF	Monthly	07-06-2023	1.30%
79.768.170-9	Soquimich Comercial S.A.	Chile	76.722.280-7	Inmobiliaria Chincui SPA	Chile	UF	Monthly	05-01-2028	3.38%
79.768.170-9	Soquimich Comercial S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S.A.	Chile	UF	Monthly	05-24-2021	6.18%
Foreign	SQM North America Corp.	USA	Foreign	Paces West LL.	USA	Dollar	Monthly	12-31-2027	3.36%
Foreign	SQM North America Corp.	USA	Foreign	Hawkins Nunmber One, LLC	USA	Dollar	Monthly	08-31-2024	3.33%
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Foreign	Onni Ensenada S.A. de C.V.	Mexico	Dollar	Monthly	12-03-2026	3.45%
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Foreign	Madol Inmobiliaria S.A. de C.V.	Mexico	Mexican Peso	Monthly	10-31-2023	7.84%
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Foreign	Madol Inmobiliaria S.A. de C.V.	Mexico	Mexican Peso	Monthly	10-31-2023	7.84%
Foreign	SQM Europe N.V.	Belgium	Foreign	Straatsburgdok N.V.	Belgium	Euro	Monthly	03-31-2027	1.30%
Foreign	SQM Australia PTY	Australia	Foreign	The trust Company (Australia) Pty Ltd	Australia	Australian dollar	Monthly	01-31-2021	3.60%

(a)	As of December 31, 2020 and December 31, 2019, current lease liabilities are analyzed as follows:

Debtor	Creditor	Nominal amounts as of December 31,2020			Amounts at amortized cost as of December 31, 2020
Company	Supplier	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda	536	-	536	536	-	536
SQM Salar S.A.	Transportes, Construcción y Servicios Cribach Ltda	-	-	-	-	-	-
SQM Salar S.A.	SKM Industrial Ltda.	202	607	809	181	566	747
SQM Salar S.A.	Ameco Chile S.A.	135	-	135	134	-	134
SQM Industrial S.A.	El Trovador S.A.	466	1,399	1,865	353	1,076	1,429
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	180	540	720	164	498	662
Soquimich Comercial S.A.	SAAM Logistics S.A.	-	-	-	-	-	-
Soquimich Comercial S.A.	Muelles de Penco S.A.	41	124	165	54	107	161
Soquimich Comercial S.A.	Muelles de Penco S.A.	44	133	177	57	115	172
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	157	471	628	123	376	499
Soquimich Comercial S.A.	Compañía de Leasing Tattersall S.A.	55	18	73	54	18	72
SQM North America Corp.	Paces West LL.	53	163	216	41	128	169
SQM North America Corp.	Hawkins Nunmber One, LLC	31	96	127	28	85	113
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	99	296	395	81	246	327
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	20	59	79	16	49	65
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	7	21	28	6	18	24
SQM Europe N.V.	Straatsburgdok N.V.	91	302	393	83	279	362
SQM Australia PTY	The trust Company (Australia) Pty Ltd	14	42	56	14	42	56
Total		2,131	4,271	6,402	1,925	3,603	5,528

Debtor	Creditor	Nominal amounts as of December 31,2019			Amounts at amortized cost as of December 31, 2019
Company	Supplier	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda	554	1,662	2,216	506	1,578	2,084
SQM Salar S.A.	Transportes, Construcción y Servicios Cribach Ltda	74	124	198	71	121	192
SQM Salar S.A.	SKM Industrial Ltda.	202	607	809	166	519	685
SQM Salar S.A.	Ameco Chile S.A.	135	404	539	129	394	523
SQM Industrial S.A.	El Trovador S.A.	466	1,399	1,865	343	1,044	1,387
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	180	540	720	159	485	644
Soquimich Comercial S.A.	SAAM Logistics S.A.	106	142	248	103	140	243
Soquimich Comercial S.A.	Muelles de Penco S.A.	45	60	105	44	59	103
Soquimich Comercial S.A.	Muelles de Penco S.A.	48	64	112	47	64	111
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	157	471	628	119	363	482
Soquimich Comercial S.A.	Compañía de Leasing Tattersall S.A.	55	164	219	51	157	208
SQM North America Corp.	Paces West LL.	49	156	205	34	116	150
SQM North America Corp.	Hawkins Nunmber One, LLC	31	93	124	26	81	107
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	99	296	395	78	238	316
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	20	59	79	15	46	61
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	7	21	28	5	16	21
SQM Europe N.V.	Straatsburgdok N.V.	91	273	364	82	247	329
SQM Australia PTY	The trust Company (Australia) Pty Ltd	16	32	48	16	32	48
Total		2,335	6,567	8,902	1,994	5,700	7,694

As of December 31, 2020 and December 31, 2019, the Non-current lease liabilities are analyzed as follows:

Debtor	Creditor	Nominal amounts as of December 31,2020				Amounts at amortized cost as of December 31, 2020
Company	Supplier	1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda	-	-	-	-	-	-	-	-
SQM Salar S.A.	Transportes, Construcción y Servicios Cribach Ltda	-	-	-	-	-	-	-	-
SQM Salar S.A.	SKM Industrial Ltda.	337	-	-	337	330	-	-	330
SQM Salar S.A.	Ameco Chile S.A.	-	-	-	-	-	-	-	-
SQM Industrial S.A.	El Trovador S.A.	3,730	5,594	5,905	15,229	2,993	4,847	5,622	13,462
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	1,441	420	-	1,861	1,379	417	-	1,796
Soquimich Comercial S.A.	SAAM Logistics S.A.	-	-	-	-	-	-	-	-
Soquimich Comercial S.A.	Muelles de Penco S.A.	262	-	-	262	163	96	-	259
Soquimich Comercial S.A.	Muelles de Penco S.A.	281	-	-	281	175	103	-	278
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	1,255	1,883	889	4,027	1,047	1,707	867	3,621
Soquimich Comercial S.A.	Compañía de Leasing Tattersall S.A.	-	-	-	-	-	-	-	-
SQM North America Corp.	Paces West LL.	452	730	258	1,440	377	668	253	1,298
SQM North America Corp.	Hawkins Nunmber One, LLC	263	90	-	353	249	89	-	338
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	789	1,151	-	1,940	689	1,094	-	1,783
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	144	-	-	144	133	-	-	133
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	52	-	-	52	48	-	-	48
SQM Europe N.V.	Straatsburgdok N.V.	816	1,339	113	2,268	768	1,308	113	2,189
SQM Australia PTY	The trust Company (Australia) Pty Ltd	11	-	-	11	11	-	-	11
Total		9,833	11,207	7,165	28,205	8,362	10,329	6,855	25,546

Debtor	Creditor	Nominal amounts as of December 31,2019				Amounts at amortized cost as of December 31, 2019
Company	Supplier	1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda	554	-	-	554	547	-	-	547
SQM Salar S.A.	Transportes, Construcción y Servicios Cribach Ltda	-	-	-	-	-	-	-	-
SQM Salar S.A.	SKM Industrial Ltda.	1,147	-	-	1,147	1,077	-	-	1,077
SQM Salar S.A.	Ameco Chile S.A.	135	-	-	135	134	-	-	134
SQM Industrial S.A.	El Trovador S.A.	3,730	5,594	7,373	16,697	2,903	4,701	7,287	14,891
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	1,441	1,141	-	2,582	1,342	1,115	-	2,457
Soquimich Comercial S.A.	SAAM Logistics S.A.	-	-	-	-	-	-	-	-
Soquimich Comercial S.A.	Muelles de Penco S.A.	-	-	-	-	-	-	-	-
Soquimich Comercial S.A.	Muelles de Penco S.A.	-	-	-	-	-	-	-	-
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	1,255	1,883	1,464	4,602	1,013	1,651	1,455	4,119
Soquimich Comercial S.A.	Compañía de Leasing Tattersall S.A.	73	-	-	73	72	-	-	72
SQM North America Corp.	Paces West LL.	439	709	508	1,656	351	627	492	1,470
SQM North America Corp.	Hawkins Nunmber One, LLC	257	224	-	481	234	217	-	451
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	789	1,184	362	2,335	665	1,088	356	2,109
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	157	65	-	222	135	63	-	198
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	57	24	-	81	49	23	-	72
SQM Europe N.V.	Straatsburgdok N.V.	801	1,295	564	2,660	744	1,248	559	2,551
SQM Australia PTY	The trust Company (Australia) Pty Ltd	55	-	-	55	55	-	-	55
Total		10,890	12,119	10,271	33,280	9,321	10,733	10,149	30,203

Other lease disclosures

Total lease expenses related to lease payments were ThUS$ 61,705 and ThUS$ 56,051 for the periods ended December 31, 2020 and 2019. See Note 23.8.

Expenses related to variable payments not included in lease liabilities were MUS$
1,133
and MUS$
1,096
for the periods ending December 31, 2020 and 2019.

Income from subleases on right-of-use assets were ThUS$ 176 and ThUS$ 261 as of December 31, 2020 and 2019, respectively.

Payments for contractual operating leases are disclosed in Note 5.2 Liquidity Risk.